Contract liabilities (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2024
Contract liabilities [abstract]
Summary of Contract Liabilities

Contract liabilities as at December 31, 2024 and 2023 consist of the following:

	31/12/24	31/12/23
Advance payments from customers	22,041	18,977
Deferred income from licensing of Natuzzi’s trademarks	5,196	5,577
Deferred revenue for Natuzzi Display System	2,162	2,162
Deferred revenue for Service-Type Warranty	974	417
Total contract liabilities	30,373	27,133
Less current portion	(23,587)	(20,333)
Non-current portion	6,786	6,800